UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices)(Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND
SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 2011
This information must be preceded or
accompanied by a current prospectus.
Investors should read the prospectus carefully
before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
(Unaudited)
The total net of fee return of the LSV Conservative Value Equity Fund, (the “Fund”) and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2011, were as follows:

				Since
	6 Months	1 Year*	3 Years*	Inception*
LSV Conservative Value Equity Fund	16.91%	15.15%	-0.44%	-2.52%
Russell 1000 Value Index	17.29	15.24	-0.11	-1.48

*	As of April 30, 2011; periods longer than one year are annualized; inception date is April 1, 2007; net of fees. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.
As of April 30, 2011 the Russell 1000 Value Index total return has lagged the Russell 1000 Growth Index by 5.6% for the trailing year, and 4.7% annualized for 3-years. Not surprisingly, this has been a challenging environment for our value approach. However, recently we have begun to see a reversal as value stocks have performed better which has benefitted the portfolio year-to-date. After trailing the benchmark in November and December 2010, the Fund is up 9.9% net of fees vs. 9.3% for the benchmark Russell 1000 Value Index so far in 2011.
Despite the more favorable recent environment for value stocks, attribution suggests that the portfolio’s stronger emphasis on valuation than the Russell 1000 Value Index detracted from relative returns in the trailing six months. Overall stock selection had a neutral effect on relative returns as portfolio holdings outperformed benchmark constituents in the Health Care sector but lagged in other sectors, most notably in the Consumer Discretionary and Industrials sectors. As an enhanced indexed portfolio, sector bets are tightly constrained and therefore do not usually have a significant impact on relative returns. The positive benefit of underweight exposure to the Consumer Staples and Utilities sectors was offset by the negative impact of an overweight to the Technology sector. The Fund’s most significant sector exposures on a relative basis are to the Health Care and Technology sectors. The Fund is underweight to Industrials and Utilities stocks. From an industry perspective, the biggest overweights are to Insurance and Pharmaceuticals and the biggest underweights are REITs, Energy Equipment Services and Multi-Utilities.
Even with the strong market returns since March 2009, the portfolio remains attractive from a valuation perspective as corporate earnings have also risen sharply since the recovery began. Currently the portfolio is trading at 11.8x forward earnings, compared to 13.6x for the Russell 1000 Value benchmark, 1.5x book compared to 1.7x and 7.5x cash flow compared to 8.7x. While we never know exactly what the catalyst/s will be for a more favorable environment for value stocks, we are beginning to see positive signs that the market is recognizing that it has underestimated the prospects of the stocks we own in the Fund. Companies are starting to increase dividends, to look for acquisitions and to buy back stock. Corporate balance sheets have built up substantial cash since the market and economic recovery began in 2009 and merger and acquisition activity is also picking up among financial buyers creating another potential source of demand for healthy businesses that are out of favor.
Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative models and add value for our clients.
The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.
The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

April 30, 2011	(Unaudited)

Schedule of Investments
LSV Conservative Value		Value
Equity Fund	Shares	(000)

Common Stock (99.2%)
Aerospace & Defense (3.0%)
General Dynamics	20,200	$1,471
Huntington Ingalls Industries*	4,600	184
L-3 Communications Holdings, Cl 3	14,100	1,131
Northrop Grumman	27,600	1,755
Raytheon	32,400	1,573

		6,114

Agricultural Operations (0.8%)
Archer-Daniels-Midland	45,500	1,684

Agricultural Products (0.8%)
Corn Products International	18,000	992
Fresh Del Monte Produce	22,400	607

		1,599

Aircraft (0.5%)
Lockheed Martin	11,500	911

Apparel Retail (0.8%)
American Eagle Outfitters	57,500	895
Gap	35,900	834

		1,729

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	22,900	1,421
Bank of New York Mellon	46,700	1,352
State Street	21,200	987

		3,760

Automotive (1.0%)
Autoliv	13,200	1,058
Ford Motor*	68,600	1,061

		2,119

Banks (9.4%)
Bank of America	308,600	3,790
Comerica	17,400	660
JPMorgan Chase	131,900	6,019
Keycorp	32,200	279
PNC Financial Services Group	23,800	1,484
Regions Financial	109,300	802
SunTrust Banks	13,100	369
US Bancorp	31,700	818
Wells Fargo	145,100	4,224
Zions Bancorporation	28,000	685

		19,130

Biotechnology (1.9%)
Amgen*	8,700	495
Biogen Idec*	25,500	2,482
Gilead Sciences*	22,800	886

		3,863

Cable & Satellite (2.2%)
Comcast, Cl A	129,400	3,395
Time Warner Cable , Cl A	12,500	977

		4,372

Chemicals (1.6%)
Ashland	15,000	931
Dow Chemical	30,400	1,246
Eastman Chemical	10,500	1,126

		3,303

Commercial Printing (0.4%)
RR Donnelley & Sons	40,500	764

Computer & Electronics Retail (0.9%)
Best Buy	20,100	628
GameStop, Cl A*	25,200	647
RadioShack	30,800	487

		1,762

Computers & Services (3.2%)
Computer Sciences	15,100	770
Hewlett-Packard	26,100	1,054
Microsoft	116,600	3,034
Seagate Technology	51,100	900
Western Digital*	17,300	688

		6,446

Construction & Engineering (0.3%)
KBR	18,200	698

Consumer Discretionary (2.2%)
Procter & Gamble	67,000	4,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

April 30, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Diversified Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold	18,200	$1,002

Diversified REIT’s (0.3%)
Liberty Property Trust	14,800	520

Drug Retail (1.6%)
CVS Caremark	63,200	2,291
Walgreen	21,800	931

		3,222

Electrical Services (6.0%)
Ameren	25,800	756
American Electric Power	45,500	1,660
DTE Energy	20,800	1,051
Edison International	32,000	1,257
Entergy	16,000	1,115
Exelon	25,600	1,079
General Electric	219,000	4,479
Pinnacle West Capital	16,700	725

		12,122

Financial Services (4.4%)
Capital One Financial	32,200	1,762
Citigroup*	799,600	3,670
GFI Group	54,800	280
Goldman Sachs Group	12,600	1,903
Morgan Stanley	52,100	1,363

		8,978

Food, Beverage & Tobacco (1.4%)
Coca-Cola Enterprises	28,800	818
ConAgra Foods	23,600	577
Smithfield Foods*	38,400	905
Supervalu	33,400	376
Universal	2,400	104

		2,780

Gas/Natural Gas (0.2%)
Atmos Energy	14,800	516

General Merchandise Stores (0.5%)
Target	20,200	992

Health Care Equipment (0.6%)
Medtronic	27,600	1,152

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	9,900	853

Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group	27,300	994
GenOn Energy*	106,596	419

		1,413

Insurance (12.2%)
ACE	15,500	1,043
Aetna	34,600	1,432
Allstate	37,200	1,259
Aspen Insurance Holdings	18,800	537
Assurant	16,000	635
Berkshire Hathaway, Cl B*	36,700	3,057
Chubb	24,300	1,584
CIGNA	12,200	571
Hartford Financial Services Group	37,800	1,095
Lincoln National	25,200	787
MetLife	16,400	768
Prudential Financial	33,700	2,137
Torchmark	12,900	863
Travelers	34,200	2,164
UnitedHealth Group	59,800	2,944
Unum Group	47,800	1,266
WellPoint	32,500	2,496

		24,638

Machinery (0.3%)
Timken	12,100	682

Metal & Glass Containers (0.6%)
Ball	14,800	552
Owens-Illinois*	20,600	611

		1,163

Mortgage REIT’s (0.3%)
Annaly Capital Management	39,300	701

Multimedia (1.4%)
News, Cl A	32,900	586
Time Warner	21,100	799
Walt Disney	33,000	1,422

		2,807

Office Electronics (0.5%)
Xerox	102,000	1,029

Office Equipment (0.3%)
Pitney Bowes	23,200	570

Office REIT’s (0.5%)
Duke Realty	64,500	984

Paper Packaging (0.8%)
Rock-Tenn, Cl A	13,900	960
Sealed Air	24,900	642

		1,602

Petroleum & Fuel Products (11.9%)
Apache	11,100	1,480
Chesapeake Energy	43,300	1,458
Chevron	67,700	7,409
ConocoPhillips	47,100	3,718
Exxon Mobil	26,000	2,288
The accompanying notes are an integral part of the financial statements.

Schedule of Investments

April 30, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Petroleum & Fuel Products (continued)
Marathon Oil	37,700	$2,037
Murphy Oil	9,700	752
Noble	11,800	507
Occidental Petroleum	18,900	2,160
Tesoro*	31,300	849
Valero Energy	55,500	1,571

		24,229

Petroleum Refining (0.6%)
Devon Energy	13,600	1,238

Pharmaceuticals (9.4%)
Abbott Laboratories	16,700	869
Bristol-Myers Squibb	28,600	804
Eli Lilly	30,200	1,118
Forest Laboratories*	24,100	799
Johnson & Johnson	65,300	4,291
Merck	128,300	4,612
Pfizer	294,000	6,162
Watson Pharmaceuticals*	7,800	484

		19,139

Printing & Publishing (0.6%)
Gannett	41,500	625
Lexmark International, Cl A*	17,800	574

		1,199

Railroads (0.2%)
Union Pacific	4,300	445

Reinsurance (1.2%)
Everest Re Group	7,900	720
Montpelier Re Holdings	39,600	716
Reinsurance Group of America, Cl A	2,900	183
Validus Holdings	25,192	820

		2,439

Retail (2.3%)
Brinker International	20,200	487
Cracker Barrel Old Country Store	2,700	138
Kroger	33,400	812
Macy’s	36,400	870
Safeway	46,600	1,133
Wal-Mart Stores	25,100	1,380

		4,820

Semi-Conductors/Instruments (2.9%)
Intel	113,400	2,630
Micron Technology*	85,400	964
TE Connectivity	29,200	1,047
Texas Instruments	33,300	1,183

		5,824

	Shares/Face	Value
	Amount (000)	(000)

Specialized REIT’s (0.4%)
Hospitality Properties Trust	32,900	$795

Steel & Steel Works (0.3%)
Alcoa	40,500	689

Telephones & Telecommunications (4.7%)
AT&T	160,900	5,007
Corning	81,200	1,701
Harris	19,500	1,036
Verizon Communications	52,000	1,965

		9,709

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems	24,000	805

Total Common Stock
(Cost $193,943)		201,659

Repurchase Agreement (0.7%)
Morgan Stanley 0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,327,996 (collateralized by a U.S. Treasury Inflationary Index Note, par value $1,346,180, 2.500%, 07/15/16; with total market value $1,354,558)	$1,328	1,328

Total Repurchase Agreement
(Cost $1,328)		1,328

Total Investments — 99.9%
(Cost $195,271)		$202,987

Percentages are based on Net Assets of $203,128 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Schedule of Investments

April 30, 2011	(Unaudited)
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$201,659	$—	$—	$201,659
Repurchase Agreement	—	1,328	—	1,328
Total Investments in Securities	$201,659	$1,328	$—	$202,987
For the six-month period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2011, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)

April 30, 2011	(Unaudited)

	LSV Conservative
	Value Equity Fund

Assets:
Investments at Value (Cost $195,271)	$202,987
Cash	43
Dividend and Interest Receivable	253
Receivable from Investment Adviser	24
Receivable for Capital Shares Sold	8
Prepaid Expenses	14

Total Assets	203,329

Liabilities:
Payable for Capital Shares Redeemed	117
Payable due to Investment Adviser	62
Payable due to Administrator	9
Payable due to Chief Compliance Officer	1
Payable due for Trustees’ Fees	1
Other Accrued Expenses	11

Total Liabilities	201

Net Assets	$203,128

Net Assets Consist of:
Paid-in Capital	$239,625
Undistributed Net Investment Income	1,208
Accumulated Net Realized Loss on Investments	(45,421)
Net Unrealized Appreciation on Investments	7,716

Net Assets	$203,128

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	24,626,289	(1)

Net Asset Value, Offering and Redemption Price Per Share	$8.25

(1)	Shares have not been rounded.
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)

For the six months ended April 30, 2011	(Unaudited)

LSV Conservative
Value Equity Fund

Investment Income:
Dividend Income	$2,306
Interest Income	—

Total Investment Income	2,306

Expenses:
Investment Advisory Fees	386
Administration Fees	59
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Transfer Agent Fees	17
Registration and Filing Fees	9
Custodian Fees	9
Professional Fees	6
Printing Fees	5
Insurance and Other Fees	5

Total Expenses	498
Less: Waiver of Investment Advisory Fees	(143)
Fees Paid Indirectly — (see Note 4)	—

Net Expenses	355

Net Investment Income	1,951

Net Realized Loss on Investments	(6,665)
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,427

Net Realized and Unrealized Gain on Investments	29,762

Net Increase in Net Assets Resulting from Operations	$31,713

Amounts designated as “—” have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

For the six months ended April 30, 2011 (Unaudited)
and for the year ended October 31, 2010

	LSV Conservative
	Value Equity Fund
	11/01/10	11/01/09
	to 4/30/11	to 10/31/10

Operations:
Net Investment Income	$1,951	$3,991
Net Realized Loss on Investments	(6,665)	(919)
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,427	21,391

Net Increase in Net Assets Resulting from Operations	31,713	24,463

Dividends and Distributions:
Net Investment Income	(4,078)	(4,072)

Total Dividends and Distributions	(4,078)	(4,072)

Capital Share Transactions:
Issued	8,598	34,376
In Lieu of Dividends and Distributions	3,953	4,072
Redeemed	(35,674)	(32,478)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(23,123)	5,970

Total Increase in Net Assets	4,512	26,361

Net Assets:
Beginning of Period	198,616	172,255

End of Period (including undistributed net investment income of $1,208 and $3,335, respectively)	$203,128	$198,616

Shares Transactions:
Issued	1,114	5,013
In Lieu of Dividends and Distributions	526	598
Redeemed	(4,609)	(4,641)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,969)	970

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a share outstanding throughout each period
For the six months ended April 30, 2011 (unaudited) and the years and period ended October 31,

													Ratio of	Ratio
	Net		Realized and			Dividends			Net		Net		Expenses	of Net
	Asset		Unrealized			from	Distributions	Total	Asset		Assets	Ratio of	to Average	Investment
	Value	Net	Gains		Total	Net	from	Dividends	Value		End of	Expenses	Net Assets	Income	Portfolio
	Beginning	Investment	(Losses) on		from	Investment	Realized	and	End of	Total	Period	to Average	(Excluding	to Average	Turnover
	of Period	Income (1)	Investments		Operations	Income	Gain	Distributions	Period	Return†	(000)	Net Assets	Waivers)	Net Assets	Rate
LSV Conservative Value Equity Fund
2011‡	$7.20	$0.07	$1.13		$1.20	$(0.15)	$—	$(0.15)	$8.25	16.91%	$203,128	0.35%	0.48%	1.92%	8%
2010	6.47	0.14	0.74		0.88	(0.15)	—	(0.15)	7.20	13.76	198,616	0.35	0.49	2.05	31
2009	6.25	0.17	0.26		0.43	(0.21)	—	(0.21)	6.47	7.32	172,255	0.35	0.52	2.91	37
2008	10.27	0.26	(4.19)		(3.93)	(0.08)	(0.01)	(0.09)	6.25	(38.54)	164,476	0.35	0.50	2.89	21
2007§	10.00	0.14	0.13	*	0.27	—	—	—	10.27	2.70	141,602	0.35	0.60	2.27	8

§	Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

‡	For the six-month period ended April 30, 2011. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Return is for the period indicted and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would not pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

*	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2011	(Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2011	(Unaudited)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the six months ended April 30, 2011, there have been no significant changes to the Fund’s fair valuation methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.
4. Administration, Distribution, Transfer Agency and Custodian Agreements:
The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Notes to Financial Statements April 30, 2011	(Unaudited)
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six month period ended April 30, 2011, the Fund earned $8 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.
5. Investment Advisory Agreement:
The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 29, 2012 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2011, were as follows (000):

Purchases
Other	$15,202

Sales
Other	$41,362
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences, primarily attributable to investments in REITs, have been reclassified to (from) the following accounts (000):

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$43	$(43)
The tax character of dividends and distributions declared during the years ended October 31, 2010 and 2009 was as follows (000):

Ordinary Income
2010	$4,072
2009	5,512
As of October 31, 2010 the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$3,334
Capital Loss Carryforward	(38,729)
Unrealized Appreciation	(28,737)

Total Distributable Earnings	$(64,132)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

			Total Capital Loss
Expires	Expires	Expires	Carryforwards
10/31/16	10/31/17	10/31/18	2010
$4,975	$31,726	$2,028	$38,729
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements April 30, 2011	(Unaudited)
The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2011, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$196,911	$32,288	$(26,212)	$6,076
8. Other:
At April 30, 2011, 64% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
9. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/2010	4/30/2011	Ratios	Period*

LSV Conservative Value Equity Fund

Actual Fund Return
Institutional Shares	$1,000.00	$1,169.10	0.35%	$1.88

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.06	0.35%	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds’ investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, assets under management, ownership structure, investment personnel, sell discipline and risk management. The Adviser’s representative also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Investment Performance of the Funds and the Adviser
The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to a benchmark index and other similar mutual funds over various periods of time. At the meeting, the representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. In particular, the representative discussed each Fund’s investments in securities of small capitalization companies and the effect such investments had on each Fund’s performance. The representative noted that “value” securities had outperformed “growth” securities during

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
the prior periods, but that the Funds had made a good recovery in recent time. With respect to each LSV Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for each Fund.
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

Trust:
The Advisors’ Inner Circle Fund
Fund:
LSV Conservative Value Equity Fund
Adviser:
LSV Asset Management
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Funds Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission’s website at http://www.sec.gov.
LSV-SA-004-0500

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.